CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (8,774)	$ (8,975)	$ (11,439)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation of property and equipment	3,346	4,696	5,917
Loss (gain) on disposal of property and equipment	(11)	(68)	0
Gains on sales of marketable securities	(41)	(74)	(153)
Grants recognized in other income and income from operations	(3,227)	(884)	(2,522)
Stock compensation expense	2,779	3,170	5,499
Increase (decrease) in cash from:
Accounts receivable	(464)	733	(1,257)
Inventory	(917)	152	909
Prepaid expenses and other current assets	856	964	(1,722)
Research and development tax credit receivable	(3,938)	837	4,064
Accounts payable	(825)	(450)	32
Deferred revenue	856	(3,358)	8,251
Accrued expenses	(491)	(723)	453
Other current liabilities	399	(814)	2,251
Other long-term assets and liabilities	129	(663)	(2,088)
Net cash used in operating activities	(10,323)	(5,457)	8,195
Cash flows from investing activities:
Purchases of property and equipment	(1,903)	(3,599)	(1,770)
Proceeds from disposal of property and equipment	185	131	0
Proceeds from sales of marketable securities	26,382	83,128	138,476
Purchase of marketable securities	(25,015)	(73,632)	(160,968)
Net cash provided by (used in) investing activities	(351)	6,028	(24,262)
Cash flows from financing activities:
Reimbursment of loans or conditional grants	(1,910)	(1,879)	(3,999)
Proceeds from loans or conditional grants	7,855	436	2,191
Principal payments on capital lease obligations	(96)	(35)	(67)
Cash proceeds from issuance of ordinary shares and warrants	296	704	291
Net cash provided by financing activities	6,145	(774)	(1,584)
Effect of exchange rate changes on cash and cash equivalents	(199)	(329)	(654)
Net increase (decrease) in cash and cash equivalents	(4,728)	(532)	(18,305)
Cash and cash equivalents, beginning of year	8,184	8,716	27,021
Cash and cash equivalents, end of year	3,456	8,184	8,716
Supplemental disclosures of cash flow information:
Income tax paid	0	0	0
Interest paid	73	24	100
Non cash transactions:
Capital lease obligations incurred	$ 220	$ 131	$ 0